Consolidated Statement presenting Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Statement of comprehensive income [abstract]
Profit/(Loss) for the year	$ (15)	₨ (1,366)	₨ (785)	₨ 169
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	0	13	(3)	(20)
Income tax on items that will not be reclassified subsequently to profit or loss	0	(1)	0	0
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	1	68	17	5
Total other comprehensive income, net of taxes	1	82	14	(15)
Total comprehensive income	(14)	(1,284)	(771)	154
Total comprehensive income attributable to:
Owners of the Parent	(14)	(1,284)	(771)	154
Non-controlling interest	0	0	0	0
Total comprehensive income	$ (14)	₨ (1,284)	₨ (771)	₨ 154